EQUITY INCENTIVE PLANS (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Risk free interest rate	1.97%	3.96%	2.10%	3.85%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	95.09%	97.77%	93.55%	94.08%
Expected term	5 years 4 months 17 days	4 years 4 months 20 days	5 years 8 months 16 days	5 years 0 months 14 days